COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Rental Payments	The remaining minimum annual rents for the years ending December 31 are:

2014	$56,400

Total	$56,400